Regulatory Matters (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
REGULATORY MATTERS
Capital ratios

	March 31, 2015
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Green(1):
Total capital (to risk weighted assets)	$277,937	13.9%	$160,359	8.0%	N/A	N/A
Tier 1 capital (to risk weighted assets)	260,148	13.0	120,269	6.0	N/A	N/A
Common equity tier 1 capital(3)	260,148	13.0	90,202	4.5	N/A	N/A
Tier I capital (to average assets)	260,148	12.0	87,032	4.0	N/A	N/A
Green Bank(2):
Total capital (to risk weighted assets)	$268,912	13.4%	$160,178	8.0%	$200,223	10.0%
Tier 1 capital (to risk weighted assets)	251,123	12.5	120,134	6.0	160,178	8.0
Common equity tier 1 capital(3)	251,123	12.5	90,100	4.5	130,145	6.5
Tier I capital (to average assets)	251,123	11.6	86,705	4.0	108,381	5.0

	December 31, 2014
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Green(1):
Total capital (to risk weighted assets)	$268,770	14.0%	$154,052	8.0%	N/A	N/A
Tier 1 capital (to risk weighted assets)	252,963	13.1	77,026	4.0	N/A	N/A
Tier I capital (to average assets)	252,963	12.1	84,003	4.0	N/A	N/A
Green Bank(2):
Total capital (to risk weighted assets)	$259,313	13.5%	$153,867	8.0%	$192,334	10.0%
Tier 1 capital (to risk weighted assets)	243,506	12.7	76,934	4.0	115,400	6.0
Tier I capital (to average assets)	243,506	11.6	83,738	4.0	104,673	5.0
(1)
The Federal Reserve Board may require Green to maintain capital ratios above the required minimums.

(2)
The FDIC or the OCC may require Green Bank to maintain capital ratios above the required minimums.

(3)
Common equity tier 1 capital is a new ratio required under Basel III Capital Rules effective January 1 2015.

	December 31, 2014
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Green(1):
Total capital (to risk weighted assets)	$268,770	14.0%	$154,052	8.0%	N/A	N/A
Tier 1 capital (to risk weighted assets)	252,963	13.1	77,026	4.0	N/A	N/A
Tier I capital (to average assets)	252,963	12.1	84,003	4.0	N/A	N/A
Green Bank(2):
Total capital (to risk weighted assets)	$259,313	13.5%	$153,867	8.0%	$192,334	10.0%
Tier 1 capital (to risk weighted assets)	243,506	12.7	76,934	4.0	115,400	6.0
Tier I capital (to average assets)	243,506	11.6	83,738	4.0	104,673	5.0

	December 31, 2013
	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Green(1):
Total capital (to risk weighted assets)	$190,229	12.5%	$121,719	8.0%	N/A	N/A
Tier 1 capital (to risk weighted assets)	173,680	11.4	60,859	4.0	N/A	N/A
Tier I capital (to average assets)	173,680	10.3	67,196	4.0	N/A	N/A
Green Bank(2):
Total capital (to risk weighted assets)	$184,908	12.2%	$121,619	8.0%	$152,023	10.0%
Tier 1 capital (to risk weighted assets)	168,359	11.1	60,809	4.0	91,214	6.0
Tier I capital (to average assets)	168,359	10.0	67,021	4.0	83,776	5.0
(1)
The Federal Reserve Board may require Green to maintain capital ratios above the required minimums.

(2)
The FDIC or the OCC may require Green Bank to maintain capital ratios above the required minimums